Income Taxes (Details Narrative) (fuboTV Inc.) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Provision for income taxes	$ 1,038	$ 1,169	$ (5,272)	$ 2,114
fuboTV Inc. [Member]
Provision for income taxes	$ 2	$ 2	$ 9	$ (2)